Annual Total Returns [BarChart] - Target Retirement 2040 Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2011	(3.75%)
2012	14.22%
2013	17.37%
2014	3.15%
2015	(2.71%)
2016	8.97%
2017	18.46%
2018	(8.53%)
2019	19.57%
2020	9.22%